DSU’s (Details Narrative)						1 Months Ended		12 Months Ended
	Oct. 14, 2025 shares	Sep. 29, 2025 $ / shares shares	Jun. 05, 2025 $ / shares shares	Oct. 01, 2024 shares	Apr. 01, 2024 shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Oct. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares
Number of shares, vested								159,169		76,213
Shares issued | $								$ 19,500,271
Common Stock [Member]
Shares issued price per share | $ / shares		$ 3.05	$ 5.25
Shares issued | $								$ 252
Shares issued, shares	140,762	12,321,429	7,206,165					7,206,165
Director [Member] | Common Stock [Member]
Shares issued, shares							21,429
Director [Member] | Deferred Share Unit [Member]
Shares issued, shares						17,583
Deferred Share Unit [Member]
Number of shares, vested								46,178	[1]	114,953	[2]
Shares issued price per share | $ / shares								$ 5.95		$ 3.85
Share based compensation expense | $								$ 750,815		$ 482,994
Deferred Share Unit [Member] | Director [Member]
Number of shares, vested	36,535			9,643	54,510	24,319	30,052
Shares issued price per share | $ / shares												$ 6.83	$ 5.60
Shares issued | $						$ 32,627	$ 46,304
Deferred Share Unit [Member] | Director [Member] | Common Stock [Member]
Number of shares, vested							30,052
Shares issued price per share | $ / shares													$ 5.60

[1]	On October 1, 2024, 9,643 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.
[2]	On April 1, 2024, 54,510 DSUs were issued to the Company’s Directors which vested immediately.